Cash and Banks - Schedule of Cash and Banks (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash and cash equivalents [line items]
Cash and banks	$ 1,547,551	$ 1,240,979	$ 428,758
In pesos [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks	280,367	357,411
In US Dollars [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks	44,363	56,736
In Reales [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks	145	137
In Guaraníes [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks	1,220,831	825,243
In Euros [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks	$ 1,845	$ 1,452